As filed with the Securities and Exchange Commission on November 17, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-04581

CORNERCAP GROUP OF FUNDS
The Peachtree, Suite 1700
1355 Peachtree Street NE
Atlanta, GA 30309

Gino Malaspina
Atlantic Fund Services, LLC
Three Canal Plaza, Suite 600
Portland, ME 04101

Registrant's telephone number, including area code: (404) 870-0700

Date of fiscal year end: March 31

Date of reporting period: April 1, 2016 – September 30, 2016

ITEM 1. REPORT TO STOCKHOLDERS.

Manager's Report to Shareholders *(Unaudited)*

September 30, 2016

Sector Allocation
*as a Percentage of Total Investments at September 30, 2016**

Financials - 20.26%
Consumer, Non-cyclical - 19.74%
Industrials - 12.87%
Consumer, Cyclical - 12.61%
Information Technology - 9.61%
Communications - 8.78%
Basic Materials - 6.77%
Energy - 4.83%
Utilities - 1.00%
Net Cash & Cash Equivalents - 3.53%

* *These allocations may not reflect the current or future position of the portfolio.*

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Fund Expenses (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including wire fees, redemption fees, and low balance fees, and (2) ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2016, through September 30, 2016.
Actual Expenses – The first line under each Fund of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line under each Fund of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees, redemption fees, and low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	April 1, 2016	September 30, 2016	Period(a)
CornerCap Balanced Fund
Actual	$1,000.00	$1,044.88	$5.13
Hypothetical (5% return before taxes)	$1,000.00	$1,020.05	$5.06

CornerCap Small-Cap Value Fund
Investor Shares
Actual	$1,000.00	$1,100.01	$6.84
Hypothetical (5% return before taxes)	$1,000.00	$1,018.55	$6.58
Institutional Shares
Actual	$1,000.00	$1,102.00	$5.27
Hypothetical (5% return before taxes)	$1,000.00	$1,020.05	$5.06

CornerCap Large/Mid-Cap Value Fund
Actual	$1,000.00	$1,044.45	$5.13
Hypothetical (5% return before taxes)	$1,000.00	$1,020.05	$5.06

Semi-Annual Report I September 30, 2016	7

Fund Expenses (Unaudited)

(a) These calculations are based on the expenses incurred in the most recent fiscal half-year. The period's annualized six-month expense ratio is 1.00% for CornerCap Balanced Fund; 1.30% for CornerCap Small-Cap Value Fund - Investor Shares; 1.00% for CornerCap Small-Cap Value Fund – Institutional Shares and 1.00% for CornerCap Large/Mid-Cap Value Fund, respectively. The dollar amounts shown as "Expenses Paid During Period" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year (183), then divided by 365.
The expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, account maintenance fees or charges by processing organizations. The Funds do not charge any account maintenance fees or sales load, but do charge a 1.00% redemption fee that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of an initial purchase of shares; provided, however, that the redemption fee will not apply if the shares to be redeemed are held in a retirement account subject to the Employee Retirement Income Security Act.

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Schedule of Investments
CornerCap Balanced Fund	September 30, 2016 (Unaudited)

	Shares	Fair Value
COMMON STOCK (60.1%)
Aerospace & Defense (0.6%)
United Technologies Corp.	1,560	$158,496

Auto Manufacturers (1.8%)
Ford Motor Co.	12,160	146,771
General Motors Co.	5,355	170,129
PACCAR, Inc.	2,945	173,107
		490,007
Banks (5.7%)
Capital One Financial Corp.	2,580	185,321
Citigroup, Inc.	3,855	182,071
Fifth Third Bancorp	9,350	191,301
KeyCorp	13,505	164,356
M&T Bank Corp.	1,410	163,701
Regions Financial Corp.	18,340	181,016
SunTrust Banks, Inc.	4,315	188,997
U.S. Bancorp	3,785	162,339
Wells Fargo & Co.	2,900	128,412
		1,547,514
Biotechnology (1.8%)
Amgen, Inc.	1,010	168,478
Biogen, Inc.(a)	610	190,948
Gilead Sciences, Inc.	1,830	144,790
		504,216
Building Materials (1.8%)
DR Horton, Inc.	6,165	186,183
Lennar Corp., Class A	3,510	148,614
The Home Depot, Inc.	1,240	159,563
		494,360
Chemicals (2.8%)
Celanese Corp., Class A	2,300	153,088
Eastman Chemical Co.	2,125	143,820
LyondellBasell Industries NV, Class A	1,930	155,674
PPG Industries, Inc.	1,505	155,557
The Dow Chemical Co.	3,325	172,334
		780,473
Computers (1.8%)
Accenture PLC, Class A	1,505	183,866
Cognizant Technology Solutions Corp., Class A(a)	2,690	128,340
Xerox Corp.	16,635	168,512
		480,718

The accompanying notes to financial statements are an integral part of these finanical statements.

Semi-Annual Report I September 30, 2016	9

Schedule of Investments
CornerCap Balanced Fund	September 30, 2016 (Unaudited)

	Shares	Fair Value
Diversified Financial Services (3.9%)
Alliance Data Systems Corp.(a)	750	$160,897
Ally Financial, Inc.	9,165	178,443
American Express Co.	2,800	179,312
Ameriprise Financial, Inc.	1,815	181,082
Discover Financial Services	3,280	185,484
The Western Union Co.	8,740	181,967
		1,067,185
Electric (0.5%)
FirstEnergy Corp.	4,370	144,560

Electrical Components & Equipment (0.6%)
Emerson Electric Co.	2,995	163,257

Electronics (0.6%)
Johnson Controls International PLC	3,739	173,976

Engineering & Construction (0.6%)
Fluor Corp.	2,955	151,651

Food (1.4%)
Campbell Soup Co.	1,345	73,572
The J.M. Smucker Co.	1,175	159,259
The Kroger Co.	5,065	150,329
		383,160
Forest Products & Paper (0.7%)
International Paper Co.	3,985	191,200

Hand & Machine Tools (1.3%)
Snap-On, Inc.	1,055	160,318
Stanley Black & Decker, Inc.	1,620	199,227
		359,545
Healthcare Services (2.5%)
DaVita, Inc.(a)	2,515	166,166
HCA Holdings, Inc.(a)	2,440	184,537
Laboratory Corp. of America Holdings(a)	1,280	175,975
Universal Health Services, Inc., Class B	1,345	165,731
		692,409
Home Furnishings (0.6%)
Whirlpool Corp.	950	154,052

The accompanying notes to financial statements are an integral part of these finanical statements.

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Schedule of Investments
CornerCap Balanced Fund	September 30, 2016 (Unaudited)

	Shares	Fair Value
Insurance (4.6%)
Aetna, Inc.	1,390	$160,476
Aflac, Inc.	2,730	196,205
Lincoln National Corp.	4,135	194,262
MetLife, Inc.	3,460	153,728
Principal Financial Group, Inc.	4,310	222,008
Prudential Financial, Inc.	2,105	171,873
The Travelers Cos., Inc.	1,475	168,961
		1,267,513
Leisure Time (0.6%)
Carnival Corp.	3,330	162,571

Lodging (0.6%)
Wyndham Worldwide Corp.	2,460	165,632

Media (0.7%)
Comcast Corp., Class A	2,755	182,767

Miscellaneous Manufacturing (2.6%)
Eaton Corp. PLC	2,880	189,245
Ingersoll-Rand PLC	2,510	170,529
Nucor Corp.	3,275	161,949
Textron, Inc.	4,690	186,427
		708,150
Oil & Gas (3.1%)
Cabot Oil & Gas Corp.	6,135	158,283
Chevron Corp.	1,760	181,139
Exxon Mobil Corp.	2,045	178,488
Marathon Oil Corp.	11,025	174,305
Valero Energy Corp.	3,175	168,275
		860,490
Packaging & Containers (0.6%)
Sealed Air Corp.	3,690	169,076

Pharmaceuticals (4.1%)
AbbVie, Inc.	2,820	177,857
AmerisourceBergen Corp.	2,040	164,791
Cardinal Health, Inc.	2,085	162,005
Express Scripts Holding Co.(a)	2,185	154,108
McKesson Corp.	935	155,911
Pfizer, Inc.	4,690	158,850
Teva Pharmaceutical Industries, Ltd., ADR	3,270	150,453
		1,123,975

The accompanying notes to financial statements are an integral part of these finanical statements.

Semi-Annual Report I September 30, 2016	11

Schedule of Investments
CornerCap Balanced Fund	September 30, 2016 (Unaudited)

	Shares	Fair Value
Retail (2.8%)
Bed Bath & Beyond, Inc.	3,270	$140,970
CVS Health Corp.	1,790	159,292
Michael Kors Holdings, Ltd.(a)	2,760	129,140
Tractor Supply Co.	2,385	160,630
Wal-Mart Stores, Inc.	2,510	181,021
		771,053
Semiconductors (2.8%)
Applied Materials, Inc.	5,465	164,770
Intel Corp.	5,165	194,979
Lam Research Corp.	2,010	190,367
QUALCOMM, Inc.	3,135	214,747
		764,863
Software (1.9%)
CA, Inc.	5,085	168,212
Citrix Systems, Inc.(a)	2,230	190,040
Oracle Corp.	4,120	161,834
		520,086
Telecommunications (4.6%)
AT&T, Inc.	4,400	178,684
CenturyLink, Inc.	6,150	168,694
Cisco Systems, Inc.	6,610	209,669
Discovery Communications, Inc., Class A(a)	5,800	156,136
Juniper Networks, Inc.	6,190	148,931
L-3 Communications Holdings, Inc.	535	80,641
The Walt Disney Co.	1,575	146,255
Verizon Communications, Inc.	3,070	159,579
		1,248,589
Transportation (2.1%)
Cummins, Inc.	1,530	196,070
FedEx Corp.	975	170,313
United Rentals, Inc.(a)	2,505	196,617
		563,000
TOTAL COMMON STOCK (COST $15,987,204)		16,444,544

EXCHANGE TRADED FUNDS (3.8%)
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	20,070	520,014
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	20,895	528,852

TOTAL EXCHANGE TRADED FUNDS (COST $1,025,875)		1,048,866

The accompanying notes to financial statements are an integral part of these finanical statements.

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Schedule of Investments
CornerCap Balanced Fund	September 30, 2016 (Unaudited)

	Principal Amount	Fair Value
GOVERNMENT BONDS (4.0%)
U.S. Treasury Inflation Indexed Bond, 1.375%, 01/15/2020	$ 279,794	$295,497
U.S. Treasury Inflation Indexed Bond, 0.125%, 01/15/2022	531,205	542,793
U.S. Treasury Inflation Indexed Bond, 0.625%, 01/15/2024	258,181	270,758

TOTAL GOVERNMENT BONDS (COST $1,088,393)		1,109,048

CORPORATE BONDS (27.1%)
Auto Manufacturers (1.3%)
Ford Motor Co., 9.215%, 09/15/2021	275,000	355,992

Banks (3.4%)
Bank of America Corp., MTN, 4.750%, 08/15/2020	250,000	272,150
JPMorgan Chase & Co., 3.875%, 09/10/2024	300,000	316,000
The Goldman Sachs Group, Inc., 5.750%, 01/24/2022	300,000	348,258
		936,408
Biotechnology (1.1%)
Celgene Corp., 1.900%, 08/15/2017	300,000	301,609

Chemicals (1.1%)
CF Industries, Inc., 7.125%, 05/01/2020	250,000	287,844

Cosmetics & Personal Care (0.6%)
The Estee Lauder Cos., Inc., 5.550%, 05/15/2017	150,000	154,118

Diversified Financial Services (2.3%)
Fiserv, Inc., 4.750%, 06/15/2021	300,000	336,295
Weyerhaeuser Co., 7.125%, 07/15/2023	250,000	303,218
		639,513
Electronics (2.2%)
Agilent Technologies, Inc., 5.000%, 07/15/2020	270,000	299,983
Tech Data Corp., 3.750%, 09/21/2017	300,000	305,371
		605,354
Entertainment (1.0%)
International Game Technology, 7.500%, 06/15/2019	250,000	278,437

Healthcare Services (2.1%)
Health Net, Inc., 6.375%, 06/01/2017	300,000	307,500
Humana, Inc., 6.300%, 08/01/2018	250,000	270,025
		577,525

The accompanying notes to financial statements are an integral part of these finanical statements.

Semi-Annual Report I September 30, 2016	13

Schedule of Investments
CornerCap Balanced Fund	September 30, 2016 (Unaudited)

	Principal Amount	Fair Value
Insurance (1.5%)
The Travelers Cos., Inc., 5.900%, 06/02/2019	$ 150,000	$166,528
WR Berkley Corp., 5.375%, 09/15/2020	230,000	253,826
		420,354
Oil & Gas (2.8%)
Chesapeake Energy Corp., 6.625%, 08/15/2020	285,000	267,188
Statoil ASA, 6.700%, 01/15/2018	150,000	160,132
Valero Energy Corp., 9.375%, 03/15/2019	275,000	323,717
		751,037
Pharmaceuticals (1.2%)
Cardinal Health, Inc., 3.200%, 03/15/2023	320,000	335,908

Retail (4.3%)
Dillard's, Inc., 6.625%, 01/15/2018	275,000	290,454
Foot Locker, Inc., 8.500%, 01/15/2022	385,000	454,300
Oshkosh Corp., 5.375%, 03/01/2022	100,000	105,250
Walgreen Co., 3.100%, 09/15/2022	305,000	317,754
		1,167,758
Telecommunications (1.1%)
AT&T, Inc., 5.000%, 03/01/2021	255,000	285,531

Transportation (1.1%)
American Airlines Group, Inc., 6.125%, 06/01/2018	300,000	312,000

TOTAL CORPORATE BONDS (COST $7,252,719)		7,409,388

MUNICIPAL BONDS (1.1%)
Kansas (0.6%)
Johnson County KS, Build America General Obligation Bonds, Unified School District No. 232, 4.950%, 09/01/2019	150,000	154,638

Texas (0.5%)
County of Galveston TX, Build America General Obligation Bonds, Series B, 4.200%, 02/01/2017	150,000	151,677

TOTAL MUNICIPAL BONDS (COST $300,997)		306,315

The accompanying notes to financial statements are an integral part of these finanical statements.

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Schedule of Investments
CornerCap Balanced Fund	September 30, 2016 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS (2.9%)
Federated Treasury Obligation Money Market Fund, 7 Day Yield 0.185%	799,522	$799,522

TOTAL SHORT-TERM INVESTMENTS (COST $799,522)		799,522

TOTAL INVESTMENTS (COST $26,454,710)	99.0%	$27,117,683

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES	1.0%	264,311

NET ASSETS	100.0%	$27,381,994

(a)	Non-income producing security.

Common Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
MTN	Medium Term Note
PLC	Public Limited Company

The accompanying notes to financial statements are an integral part of these finanical statements.

Semi-Annual Report I September 30, 2016	15

Schedule of Investments
CornerCap Small-Cap Value Fund	September 30, 2016 (Unaudited)

	Shares	Fair Value
COMMON STOCK (98.4%)
Aerospace & Defense (0.5%)
Moog, Inc., Class A(a)	8,745	$520,677

Auto Parts & Equipment (4.4%)
American Axle & Manufacturing Holdings, Inc.(a)	32,440	558,617
Cooper Tire & Rubber Co.	15,310	582,086
Cooper-Standard Holding, Inc.(a)	4,840	478,192
Dana, Inc.	40,105	625,237
Douglas Dynamics, Inc.	15,995	510,880
Federal-Mogul Holdings Corp.(a)	59,095	567,903
Gentherm, Inc.(a)	11,865	372,798
Modine Manufacturing Co.(a)	48,575	576,100
Tenneco, Inc.(a)	9,500	553,565
		4,825,378
Banks (14.1%)
Ameris Bancorp	14,790	516,910
Camden National Corp.	11,250	537,075
Cathay General Bancorp	16,670	513,103
CenterState Banks, Inc.	28,250	500,872
Community Trust Bancorp, Inc.	13,321	494,342
ConnectOne Bancorp, Inc.	28,795	520,038
Customers Bancorp, Inc.(a)	19,495	490,494
Enterprise Financial Services Corp.	17,275	539,844
Farmers National Banc Corp.	52,845	569,669
Fidelity Southern Corp.	28,725	528,253
First Financial Bancorp	22,070	482,009
First Interstate BancSystem, Inc., Class A	14,635	461,149
First Merchants Corp.	18,180	486,315
Franklin Financial Network, Inc.(a)	15,330	573,342
Hanmi Financial Corp.	19,000	500,460
Hope Bancorp, Inc.	32,055	556,795
Horizon Bancorp	17,295	508,127
IBERIABANK Corp.	8,785	589,649
Independent Bank Group, Inc.	12,050	532,248
Lakeland Bancorp, Inc.	42,381	595,029
MainSource Financial Group, Inc.	21,065	525,572
Preferred Bank/Los Angeles CA	15,240	544,830
QCR Holdings, Inc.	18,690	593,221
Sierra Bancorp	28,085	526,875
TCF Financial Corp.	39,040	566,470
TriCo Bancshares	17,155	459,239
United Community Banks, Inc.	25,040	526,341
WesBanco, Inc.	15,745	517,696
Western Alliance Bancorp.(a)	14,355	538,887
		15,294,854

The accompanying notes to financial statements are an integral part of these finanical statements.

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Schedule of Investments
CornerCap Small-Cap Value Fund	September 30, 2016 (Unaudited)

	Shares	Fair Value
Building Materials (0.9%)
Core Molding Technologies, Inc.(a)	29,535	$499,141
Global Brass & Copper Holdings, Inc.	16,995	490,986
		990,127
Chemicals (2.6%)
A Schulman, Inc.	19,345	563,326
Cabot Corp.	10,100	529,341
Chemtura Corp.(a)	17,590	577,128
Minerals Technologies, Inc.	7,190	508,261
The Chemours Co.	39,185	626,960
		2,805,016
Coal Operations (0.4%)
Hallador Energy Co.	61,122	481,641

Commercial Services (5.6%)
American Public Education, Inc.(a)	17,620	349,052
BG Staffing, Inc.	23,375	361,845
Cross Country Healthcare, Inc.(a)	41,565	489,636
Grand Canyon Education, Inc.(a)	11,390	460,042
Heidrick & Struggles International, Inc.	25,505	473,118
Kforce, Inc.	27,560	564,704
Navigant Consulting, Inc.(a)	27,465	555,342
On Assignment, Inc.(a)	13,805	500,984
RR Donnelley & Sons Co.	29,855	469,321
Team Health Holdings, Inc.(a)	14,985	487,912
The Hackett Group Inc.	34,435	568,866
TrueBlue, Inc.(a)	23,920	542,027
Vectrus, Inc.(a)	19,810	301,706
		6,124,555
Computers (3.0%)
CACI International, Inc., Class A(a)	4,790	483,311
Convergys Corp.	18,260	555,469
Insight Enterprises, Inc.(a)	19,250	626,587
Monotype Imaging Holdings, Inc.	26,105	577,182
Science Applications International Corp.	8,230	570,915
Sykes Enterprises, Inc.(a)	16,745	471,037
		3,284,501
Distribution/Wholesale (1.7%)
Anixter International, Inc.(a)	7,775	501,488
Essendant, Inc.	15,310	314,161
Veritiv Corp.(a)	10,095	506,466
WESCO International, Inc.(a)	8,580	527,584
		1,849,699

The accompanying notes to financial statements are an integral part of these finanical statements.

Semi-Annual Report I September 30, 2016	17

Schedule of Investments
CornerCap Small-Cap Value Fund	September 30, 2016 (Unaudited)

	Shares	Fair Value
Diversified Financial Services (4.2%)
CBIZ, Inc.(a)	44,080	$493,255
Evercore Partners, Inc., Class A	9,755	502,480
Federated Investors, Inc., Class B	16,995	503,562
GAIN Capital Holdings, Inc.	71,845	444,002
HFF, Inc., Class A(a)	16,175	447,886
ICF International, Inc.(a)	12,065	534,721
KCG Holdings, Inc., Class A(a)	34,600	537,338
Liberty Tax, Inc.	19,530	249,593
Marlin Business Services Corp.	19,940	386,437
PennyMac Financial Services, Inc., Class A(a)	27,655	470,412
		4,569,686
Electric (1.4%)
ALLETE, Inc.	8,700	518,694
Avista Corp.	13,175	550,583
NorthWestern Corp.	8,140	468,294
		1,537,571
Electrical Components & Equipment (0.5%)
EnerSys	8,245	570,472

Electronics (3.7%)
Bel Fuse, Inc., Class B	24,125	582,378
Benchmark Electronics, Inc.(a)	23,520	586,824
Methode Electronics, Inc.	15,590	545,182
Plexus Corp.(a)	11,120	520,194
Sanmina Corp.(a)	21,785	620,219
Stoneridge, Inc.(a)	26,675	490,820
Tech Data Corp.(a)	7,385	625,583
		3,971,200
Engineering & Construction (1.9%)
Argan, Inc.	9,515	563,193
Comfort Systems USA, Inc.	15,580	456,650
EMCOR Group, Inc.	9,385	559,533
KBR, Inc.	33,515	507,082
		2,086,458
Food (2.2%)
Fresh Del Monte Produce, Inc.	8,230	492,977
Ingles Markets, Inc., Class A	12,765	504,728
SpartanNash Co.	18,777	543,031
SUPERVALU, Inc.(a)	79,470	396,555
United Natural Foods, Inc.(a)	11,800	472,472
		2,409,763

The accompanying notes to financial statements are an integral part of these finanical statements.

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Schedule of Investments
CornerCap Small-Cap Value Fund	September 30, 2016 (Unaudited)

	Shares	Fair Value
Forest Products & Paper (1.8%)
Clearwater Paper Corp.(a)	8,055	$520,917
Domtar Corp.	12,745	473,222
PH Glatfelter Co.	22,835	495,063
Schweitzer-Mauduit International, Inc.	13,135	506,485
		1,995,687
Hand & Machine Tools (0.5%)
Regal Beloit Corp.	8,455	502,988

Healthcare Products (0.9%)
BioTelemetry, Inc.(a)	27,725	514,853
Halyard Health, Inc.(a)	13,890	481,428
		996,281
Healthcare Services (2.8%)
Almost Family, Inc.(a)	11,730	431,312
Charles River Laboratories International, Inc.(a)	6,235	519,625
INC Research Holdings, Inc., Class A(a)	12,474	556,091
Kindred Healthcare, Inc.	42,040	429,649
LifePoint Health, Inc.(a)	8,515	504,344
The Providence Service Corp.(a)	11,280	548,546
		2,989,567
Home Builders (1.8%)
M/I Homes, Inc.(a)	21,595	508,994
MDC Holdings, Inc.	19,980	515,484
NCI Building Systems, Inc.(a)	30,370	443,098
TRI Pointe Group, Inc.(a)	36,755	484,431
		1,952,007
Home Furnishings (0.5%)
American Woodmark Corp.(a)	7,265	585,341

Household Products (1.8%)
ACCO Brands Corp.(a)	50,715	488,893
Ennis, Inc.	24,975	420,829
Libbey, Inc.	30,825	550,226
Lifetime Brands, Inc.	38,000	511,480
		1,971,428
Insurance (6.0%)
Aspen Insurance Holdings, Ltd.	9,620	448,196
Atlas Financial Holdings, Inc.(a)	31,030	489,343
Blue Capital Reinsurance Holdings, Ltd.	24,090	441,329
CNO Financial Group, Inc.	32,045	489,327
Crawford & Co., Class B	44,575	505,926
Employers Holdings, Inc.	19,220	573,333

The accompanying notes to financial statements are an integral part of these finanical statements.

Semi-Annual Report I September 30, 2016	19

Schedule of Investments
CornerCap Small-Cap Value Fund	September 30, 2016 (Unaudited)

	Shares	Fair Value
Insurance (6.0%) (continued)
Essent Group, Ltd.(a)	21,100	$561,471
Federated National Holding Co.	24,760	462,764
Fidelity & Guaranty Life	16,845	390,635
Hallmark Financial Services, Inc.(a)	35,200	362,208
Heritage Insurance Holdings, Inc.	21,860	315,003
Maiden Holdings, Ltd.	35,900	455,571
National General Holdings Corp.	21,040	467,930
State National Cos., Inc.	49,175	546,826
		6,509,862
Internet (0.5%)
Perficient, Inc.(a)	25,170	507,176

Leisure Services (0.5%)
MCBC Holdings, Inc.(a)	44,240	504,336

Machinery - Diversified (1.0%)
Alamo Group, Inc.	8,385	552,487
Milacron Holdings Corp.(a)	33,530	535,139
		1,087,626
Media (0.4%)
Gannett Co., Inc.	32,770	381,443

Metal Fabricate & Hardware (1.9%)
Kaiser Aluminum Corp.	5,950	514,616
Ryerson Holding Corp.(a)	47,710	538,646
The Timken Co.	14,750	518,315
Worthington Industries, Inc.	11,170	536,495
		2,108,072
Miscellaneous Manufacturing (3.1%)
Barnes Group, Inc.	13,990	567,294
Columbus McKinnon Corp.	31,880	568,739
Crane Co.	8,455	532,750
Greif, Inc., Class A	13,245	656,820
Owens-Illinois, Inc.(a)	25,425	467,566
Park-Ohio Holdings Corp.	14,125	514,856
		3,308,025
Office Furnishings (1.3%)
Herman Miller, Inc.	15,845	453,167
Knoll, Inc.	20,595	470,596
Steelcase, Inc., Class A	33,395	463,856
		1,387,619

The accompanying notes to financial statements are an integral part of these finanical statements.

20	www.cornercapfunds.com

Schedule of Investments
CornerCap Small-Cap Value Fund	September 30, 2016 (Unaudited)

	Shares	Fair Value
Oil & Gas (1.5%)
Murphy USA, Inc.(a)	6,580	$469,549
Parsley Energy, Inc., Class A(a)	19,665	658,974
PBF Energy, Inc., Class A	22,765	515,400
		1,643,923
Oil & Gas Services (1.2%)
Chesapeake Utilities Corp.	7,720	471,383
Gulf Island Fabrication, Inc.	34,235	314,962
Matrix Service Co.(a)	28,875	541,695
		1,328,040
Pharmaceuticals (2.9%)
Nutraceutical International Corp.(a)	17,190	537,016
Omega Protein Corp.(a)	19,570	457,351
PharMerica Corp.(a)	18,185	510,453
PRA Health Sciences, Inc.(a)	10,705	604,940
Prestige Brands Holdings, Inc.(a)	9,705	468,460
USANA Health Sciences, Inc.(a)	3,755	519,504
		3,097,724
Real Estate Investment Trusts (4.9%)
Armada Hoffler Properties, Inc. REIT	23,180	310,612
Care Capital Properties, Inc. REIT	9,425	268,613
CareTrust REIT, Inc.	20,165	298,039
Chesapeake Lodging Trust REIT	10,510	240,679
CoreSite Realty Corp. REIT	4,375	323,925
Corporate Office Properties Trust REIT	9,415	266,915
DuPont Fabros Technology, Inc. REIT	6,455	266,269
First Potomac Realty Trust REIT	29,035	265,670
Lexington Realty Trust REIT	29,625	305,137
Monmouth Real Estate Investment Corp. REIT	19,585	279,478
One Liberty Properties, Inc. REIT	10,270	248,123
Outfront Media, Inc. REIT	12,680	299,882
Pennsylvania Real Estate Investment Trust REIT(a)	11,760	270,833
PS Business Parks, Inc. REIT	2,865	325,378
RLJ Lodging Trust REIT	11,105	233,538
Ryman Hospitality Properties, Inc. REIT	4,800	231,168
Sabra Health Care REIT, Inc.	12,330	310,469
Summit Hotel Properties, Inc. REIT	20,770	273,333
Urstadt Biddle Properties, Inc., Class A REIT	11,775	261,641
		5,279,702
Retail (5.6%)
Bloomin' Brands, Inc.	26,155	450,912
Caleres, Inc.	19,435	491,511
Chico's FAS, Inc.(a)	41,630	495,397
DineEquity, Inc.	5,135	406,641
Express, Inc.(a)	31,980	377,044

The accompanying notes to financial statements are an integral part of these finanical statements.

Semi-Annual Report I September 30, 2016	21

Schedule of Investments
CornerCap Small-Cap Value Fund	September 30, 2016 (Unaudited)

	Shares	Fair Value
Retail (5.6%) (continued)
Francesca's Holdings Corp.(a)	38,110	$588,037
Genesco, Inc.(a)	10,230	557,126
GNC Holdings, Inc.	18,125	370,113
HSN, Inc.	11,170	444,566
Party City Holdco, Inc.(a)	29,580	506,410
Perry Ellis International, Inc.(a)	23,110	445,561
The Cato Corp., Class A	13,405	440,890
World Fuel Services Corp.	10,355	479,022
		6,053,230
Savings & Loans (2.8%)
Berkshire Hills Bancorp, Inc.	17,725	491,160
Dime Community Bancshares, Inc.	25,455	426,626
First Defiance Financial Corp.	11,910	531,662
Flagstar Bancorp, Inc.(a)	20,460	567,765
HomeStreet, Inc.(a)	22,170	555,580
OceanFirst Financial Corp.	26,555	511,449
		3,084,242
Semiconductors (1.4%)
Cohu, Inc.	40,025	469,894
IXYS Corp.	43,040	518,632
Semtech Corp.(a)	20,085	556,957
		1,545,483
Software (0.7%)
Lionbridge Technologies, Inc.(a)	78,230	391,150
MicroStrategy, Inc.(a)	2,455	411,065
		802,215
Telecommunications (2.4%)
Autobytel, Inc.(a)	33,530	596,834
DHI Group, Inc.(a)	68,555	540,899
Inteliquent, Inc.	32,360	522,290
NETGEAR, Inc.(a)	8,535	516,282
The Rubicon Project, Inc.(a)	51,535	426,710
		2,603,015
Transportation (3.1%)
Aaron's, Inc.	20,120	511,451
Hub Group, Inc., Class A(a)	12,995	529,676
Malibu Boats, Inc., Class A(a)	28,015	417,424
Matson, Inc.	14,290	569,885
McGrath RentCorp	15,755	499,591
PAM Transportation Services, Inc.(a)	18,510	370,570
Universal Logistics Holdings, Inc.	34,060	457,085
		3,355,682
TOTAL COMMON STOCK (COST $98,915,188)		106,902,312

The accompanying notes to financial statements are an integral part of these finanical statements.

22	www.cornercapfunds.com

Schedule of Investments
CornerCap Small-Cap Value Fund	September 30, 2016 (Unaudited)

Fair Value
TOTAL INVESTMENTS (COST $98,915,188)	98.4%	$106,902,312

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES	1.6%	1,726,440

NET ASSETS	100.0%	$108,628,752

(a)	Non-income producing security.

Common Abbreviations:
REIT	Real Estate Investment Trust

The accompanying notes to financial statements are an integral part of these finanical statements.

Semi-Annual Report I September 30, 2016	23

Schedule of Investments
CornerCap Large/Mid-Cap Value Fund	September 30, 2016 (Unaudited)

	Shares	Fair Value
COMMON STOCK (96.5%)
Aerospace & Defense (0.9%)
United Technologies Corp.	1,780	$180,848

Auto Manufacturers (2.8%)
Ford Motor Co.	13,360	161,255
General Motors Co.	5,975	189,826
PACCAR, Inc.	3,325	195,443
		546,524
Auto Parts & Equipment (1.0%)
Honeywell International, Inc.	1,565	182,463

Banks (8.9%)
Capital One Financial Corp.	2,770	198,969
Citigroup, Inc.	3,455	163,180
Fifth Third Bancorp	9,945	203,475
KeyCorp	16,275	198,067
M&T Bank Corp.	1,650	191,565
Regions Financial Corp.	20,420	201,545
SunTrust Banks, Inc.	4,465	195,567
U.S. Bancorp	4,280	183,569
Wells Fargo & Co.	4,120	182,433
		1,718,370
Biotechnology (2.9%)
Amgen, Inc.	1,120	186,827
Biogen, Inc.(a)	655	205,035
Gilead Sciences, Inc.	2,170	171,690
		563,552
Building Materials (2.6%)
DR Horton, Inc.	5,745	173,499
Lennar Corp., Class A	3,250	137,605
The Home Depot, Inc.	1,490	191,733
		502,837
Chemicals (4.7%)
Celanese Corp., Class A	2,950	196,352
Eastman Chemical Co.	2,460	166,493
LyondellBasell Industries NV, Class A	2,260	182,291
PPG Industries, Inc.	1,780	183,981
The Dow Chemical Co.	3,465	179,591
		908,708
Computers (2.8%)
Accenture PLC, Class A	1,625	198,526
Cognizant Technology Solutions Corp., Class A(a)	3,235	154,342
Xerox Corp.	19,255	195,053
		547,921

The accompanying notes to financial statements are an integral part of these finanical statements.

24	www.cornercapfunds.com

Schedule of Investments
CornerCap Large/Mid-Cap Value Fund	September 30, 2016 (Unaudited)

	Shares	Fair Value
Diversified Financial Services (6.4%)
Alliance Data Systems Corp.(a)	875	$187,714
Ally Financial, Inc.	8,130	158,291
American Express Co.	2,810	179,952
Ameriprise Financial, Inc.	1,425	142,172
Discover Financial Services	3,190	180,395
Synchrony Financial	6,865	192,220
The Western Union Co.	9,280	193,210
		1,233,954
Electric (1.0%)
FirstEnergy Corp.	5,810	192,195

Electrical Components & Equipment (2.7%)
Emerson Electric Co.	3,080	167,891
Johnson Controls International PLC	3,367	156,667
TE Connectivity, Ltd.	3,130	201,509
		526,067
Engineering & Construction (0.7%)
Fluor Corp.	2,490	127,787

Food (3.7%)
Campbell Soup Co.	3,050	166,835
Sysco Corp.	3,810	186,728
The J.M. Smucker Co.	1,375	186,367
The Kroger Co.	5,520	163,834
		703,764
Forest Products & Paper (1.0%)
International Paper Co.	4,035	193,599

Hand & Machine Tools (1.9%)
Snap-on, Inc.	1,200	182,352
Stanley Black & Decker, Inc.	1,550	190,619
		372,971
Healthcare Services (4.7%)
Aetna, Inc.	1,510	174,329
DaVita, Inc.(a)	2,950	194,906
HCA Holdings, Inc.(a)	2,185	165,252
Laboratory Corp. of America Holdings(a)	1,360	186,973
Universal Health Services, Inc., Class B	1,530	188,527
		909,987
Household Products (1.0%)
Whirlpool Corp.	1,160	188,106

The accompanying notes to financial statements are an integral part of these finanical statements.

Semi-Annual Report I September 30, 2016	25

Schedule of Investments
CornerCap Large/Mid-Cap Value Fund	September 30, 2016 (Unaudited)

	Shares	Fair Value
Insurance (6.0%)
Aflac, Inc.	2,430	$174,644
Lincoln National Corp.	4,430	208,122
MetLife, Inc.	4,435	197,047
Principal Financial Group, Inc.	4,230	217,887
Prudential Financial, Inc.	1,990	162,484
The Travelers Cos., Inc.	1,655	189,580
		1,149,764
Leisure Time (1.0%)
Carnival Corp.	3,835	187,225

Lodging (0.8%)
Wyndham Worldwide Corp.	2,360	158,899

Miscellaneous Manufacturing (4.1%)
Eaton Corp. PLC	2,920	191,873
Ingersoll-Rand PLC	2,920	198,385
Nucor Corp.	4,115	203,486
Textron, Inc.	4,725	187,819
		781,563
Oil & Gas (4.8%)
Cabot Oil & Gas Corp.	7,010	180,858
Chevron Corp.	1,890	194,519
Exxon Mobil Corp.	2,188	190,969
Marathon Oil Corp.	11,925	188,534
Valero Energy Corp.	3,340	177,020
		931,900
Packaging & Containers (0.8%)
Sealed Air Corp.	3,325	152,352

Pharmaceuticals (6.6%)
AbbVie, Inc.	3,000	189,210
AmerisourceBergen Corp.	2,265	182,967
Cardinal Health, Inc.	2,465	191,530
Express Scripts Holding Co.(a)	2,485	175,267
McKesson Corp.	1,145	190,929
Pfizer, Inc.	5,360	181,543
Teva Pharmaceutical Industries, Ltd., ADR	3,710	170,697
		1,282,143
Retail (4.4%)
Bed Bath & Beyond, Inc.	2,995	129,115
CVS Health Corp.	2,120	188,659
Michael Kors Holdings, Ltd.(a)	3,670	171,719
Tractor Supply Co.	2,785	187,570
Wal-Mart Stores, Inc.	2,395	172,727
		849,790

The accompanying notes to financial statements are an integral part of these finanical statements.

26	www.cornercapfunds.com

Schedule of Investments
CornerCap Large/Mid-Cap Value Fund	September 30, 2016 (Unaudited)

	Shares	Fair Value
Semiconductors (3.9%)
Applied Materials, Inc.	6,330	$190,849
Intel Corp.	5,030	189,883
Lam Research Corp.	1,700	161,007
QUALCOMM, Inc.	2,975	203,787
		745,526
Software (2.9%)
CA, Inc.	5,940	196,495
Citrix Systems, Inc.(a)	2,140	182,371
Oracle Corp.	4,620	181,474
		560,340
Telecommunications (8.8%)
AT&T, Inc.	4,740	192,491
CBS Corp., Class B	3,610	197,611
CenturyLink, Inc.	7,070	193,930
Cisco Systems, Inc.	6,235	197,774
Comcast Corp., Class A	2,425	160,875
Discovery Communications, Inc., Class A(a)	7,745	208,496
Juniper Networks, Inc.	7,970	191,758
The Walt Disney Co.	2,035	188,970
Verizon Communications, Inc.	3,120	162,178
		1,694,083
Transportation (2.7%)
Cummins, Inc.	1,610	206,322
FedEx Corp.	890	155,465
United Rentals, Inc.(a)	1,970	154,625
		516,412
TOTAL COMMON STOCK (COST $18,127,094)		18,609,650

SHORT-TERM INVESTMENTS (3.5%)
Federated Treasury Obligations Money Market Fund, 7 Day Yield 0.185%	681,191	681,191

TOTAL SHORT-TERM INVESTMENTS (COST $681,191)		681,191

TOTAL INVESTMENTS (COST $18,808,285)	100.0%	19,290,841

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES	0.0%	2,351

NET ASSETS	100.0%	$19,293,192

(a)	Non-income producing security.

Common Abbreviations:
ADR	American Depositary Receipt
PLC	Public Limited Company

The accompanying notes to financial statements are an integral part of these finanical statements.

Semi-Annual Report I September 30, 2016	27

Statements of Assets and Liabilities
September 30, 2016

	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Large/Mid-Cap Value Fund
ASSETS:
Investments, at value (Cost $26,454,710, $98,915,188 and $18,808,285, respectively)	$27,117,683	$106,902,312	$19,290,841
Cash	-	1,764,852	-
Receivable for fund shares subscribed	-	195,645	-
Receivable for investments sold	519,246	1,068,755	-
Dividends and interest receivable	88,236	107,567	14,906
Total assets	27,725,165	110,039,131	19,305,747

LIABILITIES:
Payable for investment securities purchased	318,282	1,276,335	-
Payable for fund shares redeemed	4,933	30,003	-
Advisory fee payable	13,265	76,169	6,406
Other expenses payable	6,691	27,872	6,149
Total liabilities	343,171	1,410,379	12,555
Net assets	$27,381,994	$108,628,752	$19,293,192

PRICING OF INVESTORS SHARES (NOTE 2):
Net Assets	$27,381,994	$78,365,208	$19,293,192
Shares Outstanding	2,063,050	5,087,109	1,710,199
Net asset value, offering and redemption price per share	$13.27	$15.40	$11.28

PRICING OF INSTITUTIONAL SHARES (NOTE 2):
Net Assets	$-	$30,263,544	$-
Shares Outstanding	-	1,959,377	-
Net asset value, offering and redemption price per share	$-	$15.45	$-

NET ASSETS CONSISTS OF:
Paid-in capital	$26,578,164	$96,164,756	$19,013,470
Undistributed net investment income	550,698	250,284	113,610
Accumulated net realized gain (loss) on investments	(409,841)	4,226,588	(316,444)
Net unrealized appreciation in value of investments	662,973	7,987,124	482,556
Net assets	$27,381,994	$108,628,752	$19,293,192

The accompanying notes to financial statements are an integral part of these finanical statements.

28	www.cornercapfunds.com

Statements of Operations
For the Six Months Ended September 30, 2016

	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Large/Mid-Cap Value Fund
INVESTMENT INCOME:
Dividends, (net of foreign withholding taxes of $292, $0 and $309)	$197,655	$805,221	$177,287
Interest	143,947	-	-
Total investment income	341,602	805,221	177,287

EXPENSES:
Advisory fees	118,289	464,474	73,806
Operating expenses	39,430	164,900	32,803
Total expenses	157,719	629,374	106,609
Less fees waived/reimbursed by investment adviser	(26,287)	-	(24,602)
Net expenses	131,432	629,374	82,007
Net investment income	210,170	175,847	95,280

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	135,846	5,210,542	197,282
Change in unrealized appreciation (depreciation) of investments	815,636	4,592,275	503,080
Net gain on investments	951,482	9,802,817	700,362
Net increase in net assets resulting from operations	$1,161,652	$9,978,664	$795,642

The accompanying notes to financial statements are an integral part of these finanical statements.

Semi-Annual Report I September 30, 2016	29

Statements of Changes in Net Assets

	CornerCap Balanced Fund		CornerCap Small-Cap Value Fund		CornerCap Large/Mid-Cap Value Fund
	For the Six Months Ended September 30, 2016 (Unaudited)	For the Year Ended March 31, 2016	For the Six Months Ended September 30, 2016 (Unaudited)	For the Year Ended March 31, 2016	For the Six Months Ended September 30, 2016 (Unaudited)	For the Year Ended March 31, 2016
OPERATIONS:
Net investment income	$210,170	$408,885	$175,847	$340,911	$95,280	$121,507
Net realized gain (loss) on investments	135,846	(417,442)	5,210,542	469,607	197,282	(429,561)
Change in unrealized appreciation (depreciation) of investments	815,636	(806,985)	4,592,275	(3,510,866)	503,080	(334,283)
Net increase (decrease) in net assets resulting from operations	1,161,652	(815,542)	9,978,664	(2,700,348)	795,642	(642,337)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	-	(171,092)	-	(276,496)	-	(120,933)
Net realized gain on investments	-	(2,255,355)	-	(5,883,804)	-	(1,697,888)
Total Distributions to Shareholders	-	(2,426,447)	-	(6,160,300)	-	(1,818,821)

CAPITAL SHARE TRANSACTIONS:
Net increase from capital share transactions (see Note 3)	604,913	2,000,016	1,547,830	20,784,317	5,327,128	4,017,928
Redemption fees	454	-	82	1,198	154	394
Net increase from capital share transactions	605,367	2,000,016	1,547,912	20,785,515	5,327,282	4,018,322
Total increase (decrease) in net assets	1,767,019	(1,241,973)	11,526,576	11,924,867	6,122,924	1,557,164

NET ASSETS:
Beginning of period	25,614,975	26,856,948	97,102,176	85,177,309	13,170,268	11,613,104
End of period*	$27,381,994	$25,614,975	$108,628,752	$97,102,176	$19,293,192	$13,170,268

* Including undistributed net investment income of:	$550,698	$340,528	$250,284	$74,437	$113,610	$18,330

The accompanying notes to financial statements are an integral part of these finanical statements.

30	www.cornercapfunds.com

Financial Highlights
CornerCap Balanced Fund

Selected data for each share of beneficial interest outstanding throughout the periods indicated:	Six Months Ended September 30, 2016 (Unaudited)		Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014		Year Ended March 31, 2013	Year Ended March 31, 2012
PER SHARE OPERATING PERFORMANCE
Net Asset value, beginning of period	$12.70		$14.62	$15.51	$14.03		$13.51	$13.65
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10	(a)	0.22 (a)	0.22 (a)	0.23	(a)	0.24	0.24
Net realized and unrealized gain (loss) on investments	0.47		(0.75)	0.59	2.09		0.78	(0.07)
Total Income/(Loss) from Investment Operations	0.57		(0.53)	0.81	2.32		1.02	0.17

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	—		(0.09)	(0.23)	(0.22)		(0.24)	(0.31)
Distributions from net realized gain on investments	—		(1.30)	(1.47)	(0.62)		(0.26)	—
Total Dividends and Distributions to Shareholders	—		(1.39)	(1.70)	(0.84)		(0.50)	(0.31)
Paid-in Capital from Redemption Fees	0.00	(a)(b)	0.00	0.00	0.00	(a)(b)	0.00 (b)	0.00	(b)
Net Asset value, end of period	$13.27		$12.70	$14.62	$15.51		$14.03	$13.51
Total Return	4.49	%(c)	(3.32)%	5.12%	16.76%		7.85%	1.47%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$27,382	$25,615		$26,857	$23,521		$19,290	$18,538

RATIOS TO AVERAGE NET ASSETS:
Net investment income	1.59	%(d)	1.61%	1.45%	1.54%		1.82%	1.64%
Net expenses	1.00	%(d)	1.10%	1.10%	1.10%		1.10%	1.20	%(e)
Gross expenses(f)	1.20	%(d)	1.27%	1.30%	1.30%		1.30%	1.30%
Portfolio turnover rate	25	%(c)	70%	87%	43%		40%	38%

(a)					Calculated based on average shares outstanding during each period.
(b)					Less than $0.005 per share.
(c)					Not annualized.
(d)					Annualized.
(e)					Effective October 1, 2011, the Adviser agreed to limit expenses at 1.10%. Prior to October 1, 2011, no expense cap was in place.
(f)					Reflects the expense ratio excluding any waivers and/or reimbursements.

The accompanying notes to financial statements are an integral part of these finanical statements.

Semi-Annual Report I September 30, 2016	31

Financial Highlights
CornerCap Small-Cap Value Fund

Selected data for each share of beneficial interest outstanding throughout the periods indicated:	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	Year Ended March 31, 2012
INVESTOR SHARES
PER SHARE OPERATING PERFORMANCE
Net Asset value, beginning of period	$14.00	$15.55	$16.25	$13.74	$12.98	$13.51
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.02	(a)	0.05	(a)	0.03	(a)	0.00	(a)(b)	0.10	0.03
Net realized and unrealized gain (loss) on investments	1.38	(0.60)	1.21	4.51	1.46	(0.56)
Total Income/(Loss) from Investment Operations	1.40	(0.55)	1.24	4.51	1.56	(0.53)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	—	(0.04)	(0.02)	—	(0.13)	—
Distributions from net realized gain on investments	—	(0.96)	(1.92)	(2.00)	(0.67)	—
Total Dividends and Distributions to Shareholders	—	(1.00)	(1.94)	(2.00)	(0.80)	—
Paid-in Capital from Redemption Fees	0.00	(a)(b)	0.00	(a)(b)	0.00	0.00	(a)(b)	0.00	(b)	0.00	(b)
Net Asset value, end of period	$15.40	$14.00	$15.55	$16.25	$13.74	$12.98
Total Return	10.00	%(c)	(3.29)%	8.21%	33.09%	12.70%	(3.92)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$78,365	$76,053	$85,177	$59,760	$36,600	$22,922

RATIOS TO AVERAGE NET ASSETS:
Net investment income	0.24	%(d)	0.38%	0.17%	0.02%	0.74%	0.30%
Net expenses	1.30	%(d)	1.30%	1.30%	1.30%	1.30%	1.40	%(e)
Gross expenses	1.30	%(d)	1.45	%(f)	1.50	%(f)	1.50	%(f)	1.50	%(f)	1.50	%(f)
Portfolio turnover rate	68	%(c)	144%	112%	109%	131%	56%

(a)	Calculated based on average shares outstanding during each period.
(b)	Less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.
(e)	Effective October 1, 2011, the Adviser agreed to limit expenses at 1.30%. Prior to October 1, 2011, no expense cap was in place.
(f)	Reflects the expense ratio excluding any waivers and/or reimbursements.

The accompanying notes to financial statements are an integral part of these finanical statements.

32	www.cornercapfunds.com

Financial Highlights
CornerCap Small-Cap Value Fund

Selected data for each share of beneficial interest outstanding throughout the periods indicated:	Six Months Ended September 30, 2016 (Unaudited)		December 29, 2015(a) through March 31, 2016
INSTITUTIONAL SHARES
PER SHARE OPERATING PERFORMANCE
Net Asset value, beginning of period	$14.02		$14.03
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.05		0.04
Net realized and unrealized gain (loss) on investments	1.38		(0.05)
Total Income/(Loss) from Investment Operations	1.43		(0.01)
Paid-in Capital from Redemption Fees(b)	0.00	(c)	0.00
Net Asset value, end of period	$15.45		$14.02
Total Return	10.20	%(d)	(0.07	)% (d)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$30,264		$21,049

RATIOS TO AVERAGE NET ASSETS:
Net investment income	0.62	%(e)	1.33	%(e)
Net expenses	1.00	%(e)	1.00	%(e)
Gross expenses	1.00	%(e)	1.00	%(e)(f)
Portfolio turnover rate	68	%(d)	144	%(d)

(a)		Commencement of operations.
(b)		Calculated based on average shares outstanding during each period.
(c)		Less than $0.005 per share.
(d)		Not annualized.
(e)		Annualized.
(f)		Reflects the expense ratio excluding any waivers and/or reimbursements.

The accompanying notes to financial statements are an integral part of these finanical statements.

Semi-Annual Report I September 30, 2016	33

Financial Highlights
CornerCap Large/Mid-Cap Value Fund

Selected data for each share of beneficial interest outstanding throughout the periods indicated:	Six Months Ended September 30, 2016 (Unaudited)		Year Ended March 31, 2016		Year Ended March 31, 2015		Year Ended March 31, 2014		Year Ended March 31, 2013	Year Ended March 31, 2012
PER SHARE OPERATING PERFORMANCE
Net Asset value, beginning of period	$10.80		$13.75		$13.87		$10.88		$10.07	$10.41
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06	(a)	0.13	(a)	0.15 (a)		0.12	(a)	0.10	0.08
Net realized and unrealized gain (loss) on investments	0.42		(1.07)		0.91		2.97		0.81	(0.34	)(b)
Total Income/(Loss) from Investment Operations	0.48		(0.94)		1.06		3.09		0.91		(0.26)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	—		(0.11)		(0.14)		(0.10)		(0.10)		(0.08)
Distributions from net realized gain on investments	—		(1.90)		(1.04)		—		—	—
Total Dividends and Distributions to Shareholders	—		(2.01)		(1.18)		(0.10)		(0.10)		(0.08)
Paid-in Capital from Redemption Fees	0.00	(a)(c)	0.00	(a)(c)	0.00	(a)(c)	0.00	(a)(c)	0.00 (c)	0.00	(c)
Net Asset value, end of period	$11.28		$10.80		$13.75		$13.87		$10.88	$10.07
Total Return	4.44	%(d)	(6.29)%		7.46%		28.42%		9.16%		(2.42)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$19,293		$13,170		$11,613		$10,852		$8,163	$5,560

RATIOS TO AVERAGE NET ASSETS:
Net investment income	1.16	%(e)	1.07%		1.03%		0.98%		1.20%		0.98%
Net expenses	1.00	%(e)	1.20%		1.20%		1.20%		1.20%	1.25	%(f)
Gross expenses(g)	1.30	%(e)	1.44%		1.50%		1.50%		1.50%		1.50%
Portfolio turnover rate	36	%(d)	97%		125%		60%		43%		35%

(a)									Calculated based on average shares outstanding during each period.
(b)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)									Less than $0.005 per share.
(d)									Not annualized.
(e)									Annualized.
(f)									Effective October 1, 2011, the Adviser agreed to limit expenses at 1.20%. Prior to October 1, 2011, the expense cap in place was 1.30%.
(g)									Reflects the expense ratio excluding any waivers and/or reimbursements.

The accompanying notes to financial statements are an integral part of these finanical statements.

34	www.cornercapfunds.com

Notes to Financial Statements
September 30, 2016 (Unaudited)

1. ORGANIZATION

The CornerCap Group of Funds (the "Funds") was organized on January 6, 1986 as a Massachusetts Business Trust (the "Trust") and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. CornerCap Balanced Fund and CornerCap Large/Mid-Cap Value Fund currently offer Investor Shares and CornerCap Small-Cap Value Fund currently offers Investor Shares and Institutional Shares.
The investment objective of the CornerCap Balanced Fund and CornerCap Small‐Cap Value Fund is to obtain capital appreciation and current income, whereas the CornerCap Large/Mid‐Cap Value Fund's investment objective is to obtain capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services – Investment Companies". The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP").
Accounting Estimates – In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Security Valuation – Portfolio securities including common stocks, corporate bonds, municipal bonds, exchange traded funds (ETFs), closed‐end funds, and U.S. Government and Agency obligations that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price or official close as of 4:00 p.m. Eastern time or, in the absence of recorded sales, at the closing bid price on such exchanges or such system. Based on obtaining active market quotes, common stocks and exchange traded funds are classified as Level 1 of the fair value hierarchy. Corporate bonds, municipal bonds, certificates of deposit and U.S. Government and Agency obligations are classified as Level 2 of the fair value hierarchy, and are priced based upon valuations provided by a recognized independent, third party pricing agent. Third‐party pricing agents value these securities by employing methodologies that utilize actual market transactions, broker‐supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities in arriving at valuations. Unlisted securities that are not included on such exchanges or systems are valued at the quoted bid prices on the over‐the counter market. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company's net asset value per share and are classified as Level 1 within the fair value hierarchy. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Funds' Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments.
Security Transactions, Investment Income and Other – Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Withholding taxes on foreign dividends have been provided in accordance with the Funds' understanding of the applicable country's tax rules and rates. Discounts and premiums on securities purchased are amortized over the lives of the respective securities, using the effective interest method. In the event of a security in default, a portion of interest receivable that was once recognized as interest income is written off and treated as a reduction of interest income.

Semi-Annual Report I September 30, 2016	35

Notes to Financial Statements
September 30, 2016 (Unaudited)

Federal Income Taxes – For Federal income tax purposes, the Funds currently qualify, and intend to remain qualified, as regulated investment companies ("RICs") under the provisions of Subchapter M of the Internal Revenue Code of 1986 ("Code"), as amended, by complying with the requirements applicable to RICs and by distributing their investment company taxable net income including any excess realized gain which has not been offset by capital loss carryforwards, if any, to their shareholders. Accordingly, no provision for federal income or excise taxes has been made. As of and during the period ended September 30, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years of 2013-2015 and as of and during the period ended September 30, 2016, have incorporated no uncertain tax positions that require a provision for income taxes. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.
Distributions to Shareholders – Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Distributions to shareholders are recorded on the ex-dividend date.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
CornerCap Small-Cap Value Fund's class specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class' respective net assets to the total net assets of the Fund.
Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.
Various inputs are used in determining the value of each Fund's investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:
Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Significant unobservable prices or inputs (including each Fund's own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

36	www.cornercapfunds.com

Notes to Financial Statements
September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Funds' investments as of September 30, 2016:

CornerCap Balanced Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$16,444,544	$-	$-	$16,444,544
Exchange Traded Funds	1,048,866	-	-	1,048,866
Government Bonds	-	1,109,048	-	1,109,048
Corporate Bonds	-	7,409,388	-	7,409,388
Municipal Bonds	-	306,315	-	306,315
Short-Term Investments	799,522	-	-	799,522
Total	$18,292,932	$8,824,751	$-	$27,117,683

CornerCap Small-Cap Value Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$106,902,312	$-	$-	$106,902,312
Total	$106,902,312	$-	$-	$106,902,312

CornerCap Large/Mid-Cap Value Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$18,609,650	$-	$-	$18,609,650
Short-Term Investments	681,191	-	-	681,191
Total	$19,290,841	$-	$-	$19,290,841

* See Schedule of Investments for industry classification.

The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred. There were no transfers into or out of Levels 1 and 2 during the period ended September 30, 2016.
For the period ended September 30, 2016, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value of any investments. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. The Funds did not hold any derivative instruments at any time during the period.
3. SHARES OF BENEFICIAL INTEREST
On September 30, 2016, there was an unlimited number of no par-value shares of beneficial interest authorized for each Fund. Subject to certain exceptions, each Fund charges a 1% redemption fee calculated as a percentage of the amount redeemed. This is applicable to all redemptions (sales or exchanges) made within sixty days of initial purchase of shares of the applicable Fund. The redemption fees charged during the period are disclosed on the Statements of Changes in Net Assets.

Semi-Annual Report I September 30, 2016	37

Notes to Financial Statements
September 30, 2016 (Unaudited)

Transactions in shares of beneficial interest were as follows:
CornerCap Balanced Fund:
	Six Months Ended September 30, 2016		Year Ended March 31, 2016
	Shares	Amount	Shares	Amount
Shares Sold	257,085	$3,350,191	416,972	$5,601,666
Shares Issued in Reinvestment of Dividends	-	-	195,814	2,424,124
Total	257,085	3,350,191	612,786	8,025,790
Less Shares Redeemed	(211,066)	(2,745,278)	(432,785)	(6,025,774)
Net increase	46,019	$604,913	180,001	$2,000,016

CornerCap Small-Cap Value Fund:
	Six Months Ended September 30, 2016		Year Ended March 31, 2016
	Shares	Amount	Shares	Amount
Shares Sold
Investor Shares	332,895	$4,792,140	1,221,462	$18,051,246
Institutional Shares	523,682	7,518,670	1,501,333	20,715,586
Shares Issued in Reinvestment of Dividends
Investor Shares	-	-	453,244	6,159,575
Total	856,577	12,310,810	3,176,039	44,926,407
Less Shares Redeemed
Investor Shares	(676,996)	(9,793,387)	(1,720,670)	(24,142,090)
Institutional Shares	(65,638)	(969,593)	-	-
Net increase	113,943	$1,547,830	1,455,369	$20,784,317

CornerCap Large/Mid-Cap Value Fund:
	Six Months Ended September 30, 2016		Year Ended March 31, 2016
	Shares	Amount	Shares	Amount
Shares Sold	521,603	$5,669,800	367,122	$4,310,268
Shares Issued in Reinvestment of Dividends	-	-	172,503	1,818,821
Total	521,603	5,669,800	539,625	6,129,089
Less Shares Redeemed	(31,310)	(342,672)	(164,018)	(2,111,161)
Net increase	490,293	$5,327,128	375,607	$4,017,928

38	www.cornercapfunds.com

Notes to Financial Statements
September 30, 2016 (Unaudited)

4. FEDERAL TAX INFORMATION
The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Funds. Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.
The tax character of distributions paid for the years ended March 31, 2016 and March 31, 2015 were as follows:
	CornerCap Balanced Fund
Distributions Paid From:	2016	2015
Ordinary Income	$418,583	$1,168,009
Long-term capital gains	2,007,864	1,546,598
Total	$2,426,447	$2,714,607

	CornerCap Small-Cap Value Fund
Distributions Paid From:	2016	2015
Ordinary Income	$1,928,842	$3,289,628
Long-term capital gains	4,231,458	4,503,589
Total	$6,160,300	$7,793,217

	CornerCap Large/Mid-Cap Value Fund
Distributions Paid From:	2016	2015
Ordinary Income	$369,619	$389,070
Long-term capital gains	1,449,202	601,045
Total	$1,818,821	$990,115

As of March 31, 2016, the components of distributable earnings on a tax basis were as follows:
	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Large/Mid-Cap Value Fund
Undistributed ordinary income	$340,528	$74,437	$18,330
Capital and other losses	(545,687)	(988,430)	(462,087)
Net unrealized appreciation (depreciation) on investments	(152,663)	3,399,325	(72,163)
Total	$(357,822)	$2,485,332	$(515,920)

The difference between components of distributable earnings on a tax bsis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and real estate investment trust investments.

As of March 31, 2016, the Funds had no capital loss carryforwards to reduce the Funds' taxable income arising from future net realized gains on investments.

For tax purposes, the prior year post-October loss deferral was $545,687, $988,430 and $462,087 (realized during the period November 1, 2015 through March 31, 2016) for CornerCap Balanced Fund, CornerCap Small-Cap Value Fund and CornerCap

Semi-Annual Report I September 30, 2016	39

Notes to Financial Statements
September 30, 2016 (Unaudited)

Large/Mid-Cap Value Fund, respectively. These losses were recognized for tax purposes on the first business day of each Fund's current fiscal year, April 1, 2016.
The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at September 30, 2016, were as follows:
	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Large/Mid-Cap Value Fund
Gross unrealized appreciation (excess of value over tax cost)	$1,417,718	$12,076,709	$1,104,687
Gross unrealized depreciation (excess of tax cost over value)	(754,745)	(4,089,585)	(622,131)
Net unrealized appreciation	$662,973	$7,987,124	$482,556
Cost of investments for income tax purposes	$26,454,710	$98,915,188	$18,808,285

5. INVESTMENT ADVISORY AND OTHER RELATED PARTY TRANSACTIONS

A. Each of the Funds has an Investment Advisory Agreement with CornerCap Investment Counsel (the "Adviser"), pursuant to which the Adviser receives an Advisory Fee from each Fund, computed daily and payable monthly, at an annual rate of 0.90% of the average daily net assets. Under the terms of each Advisory Agreement, the Adviser manages the Funds' investments subject to the approval of the Board of Trustees. The amount of expenses paid to the Adviser are reflected in the Statements of Operations and the amount of current liabilities are reflected in the Statements of Assets and Liabilities.
In addition, each Fund and the Adviser have an Operating Services Agreement whereby the Adviser receives an Operating Services Fee, computed daily and payable monthly, at an annual rate of 0.30%, 0.40%, 0.10% and 0.40% of the average daily net assets of the CornerCap Balanced Fund, CornerCap Small‐Cap Value Fund – Investor Shares, CornerCap Small-Cap Value Fund – Institutional Shares and CornerCap Large/Mid‐Cap Value Fund, respectively. The amounts of expenses paid to the Adviser as Operating Services Fees are reflected in the Statements of Operations and the amount of current liabilities are reflected in the Statements of Assets and Liabilities.
The Adviser has contractually agreed to waive fees and reimburse each of the Funds so as to limit each Fund's "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) as reflected in the following table:
Fund	Total Annual Fund Operating Expense Limitation
CornerCap Balanced Fund	1.00%
CornerCap Small-Cap Value Fund – Investor Shares	1.30%
CornerCap Large/Mid-Cap Value Fund	1.00%

The contractual agreements cannot be terminated prior to August 1, 2017, without the Board of Trustees' approval.
B. The Funds and the Adviser have entered into the following agreements whereby the Adviser pays any associated fees from the Operating Services Fees it receives from the Funds to Fund operational service providers pursuant to the following agreements: 1) Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) ("Atlantic") provides fund accounting, fund administration services and transfer agency services to each Fund. Pursuant to an Atlantic services agreement, the Adviser pays Atlantic customary fees for its services from the Operating Services Fee it receives from the Funds. Atlantic also provides certain shareholder report production,

40	www.cornercapfunds.com

Notes to Financial Statements
September 30, 2016 (Unaudited)

and EDGAR conversion and filing services; 2) Foreside Fund Services, LLC serves as each Fund's distributor (the "Distributor"). The Distributor is not affiliated with the Adviser or Atlantic or their affiliates. In addition, the Adviser pays all other operating expenses outlined in the Operating Services Agreement.
Certain officers and directors of the Funds are also officers and directors of the Adviser.

6. PURCHASES AND SALES OF SECURITIES

Investment transactions for the period ended September 30, 2016, excluding U.S. Government and Agency securities and short-term investments, were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
CornerCap Small-Cap Value Fund	$71,862,000	$68,263,442
CornerCap Balanced Fund	7,452,917	6,266,886
CornerCap Large/Mid-Cap Value Fund	11,247,272	5,653,742

7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2016, Charles Schwab & Co. held approximately 54.50%, 79.32% and 76.98% of the CornerCap Balanced Fund, CornerCap Small‐Cap Value Fund, and CornerCap Large/Mid‐Cap Value Fund, respectively. The shares are held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately).

8. INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

9. SUBSEQUENT EVENTS

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and the Funds have had no such events.

Semi-Annual Report I September 30, 2016	41

Additional Information
September 30, 2016 (Unaudited)

1. PROXY VOTING POLICY

A copy of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling the Funds toll‐free at (888) 813‐8637 or on the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12‐month period ended June 30 is also available without charge, upon request, by calling the Funds toll‐free at (888) 813‐8637 and on the SEC's website at http://www.sec.gov.

2. AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

Each of the Funds files its complete schedule of positions with the SEC for the first and third quarters of each fiscal year on Form N‐Q. The Funds' Form N‐Q is available on the SEC website at http://www.sec.gov. The Funds' Form N‐Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1‐800‐SEC‐0330. If any of the Funds make the information on Form N‐Q available to shareholders on its website or upon request, the information may be obtained by calling the Funds toll‐free at (888) 813‐8637.

3. COMPENSATION OF TRUSTEES

No interested Trustee, officer, or employee of the Funds receives any compensation from the Funds or Adviser for serving as an officer or Trustee of the Funds. Each Independent Trustee receives $3,000 for each Trustees meeting attended in‐person and $2,000 for each Trustees meeting attended by telephone. Members of the Audit Committee are paid $1,000 per Audit Committee meeting, and the Audit Committee Chairman is paid $2,000 per Audit Committee meeting. The Audit Committee will normally meet twice a year. Independent Trustee and Audit Committee compensation is paid by the Adviser.

4. RENEWAL OF THE INVESTMENT ADVISORY AGREEMENTS

The Investment Company Act of 1940 requires that the Board of Trustees of the Funds (the "Board"), including all of the Trustees who are not "interested persons" of the Funds ("Independent Trustees"), annually review the Funds' investment advisory agreements with Adviser (the "Agreements") and consider whether or not to re-approve them for an additional year. At its meeting on May 6, 2016, the Board, including the Independent Trustees, conducted such a review and approved the continuation of the Funds' Agreements. Andrew B. Sachs, of Kilpatrick Townsend & Stockton LLP and Counsel to the Funds, directed the Board to a memorandum prepared by Counsel that summarized the trustees' fiduciary duties and responsibilities in reviewing and approving the Agreements. Counsel discussed with the Trustees the types of information that should be reviewed by the Board and their responsibilities in making an informed decision regarding the approval of the continuance of the Agreements. Thomas E. Quinn, Chief Executive Officer of the Adviser, then reviewed with the Board a memorandum from the Adviser addressed to the Trustees that provided information regarding the Adviser and its business (the "Memorandum"). In deciding on whether to approve the continuation of the Agreements, the Board considered numerous factors, including:

(i)
The Nature, Extent and Quality of the Services Provided by the Adviser. In this regard, the Board considered the responsibilities the Adviser would have under each of the Agreements. The Board reviewed the operating and investment advisory services provided by the Adviser to each Fund, including, without limitation, its investment advisory services since the Fund's inception, its coordination of services for the Fund among the Fund's service providers, its compliance procedures and practices, its efforts to promote the Funds and assist in its distribution and its provision of officers for the Trust. After reviewing the foregoing information and further information in the Adviser's Memorandum, the Board concluded that the nature, extent and quality of the services provided by the Adviser were satisfactory and adequate for each of the Funds.

42	www.cornercapfunds.com

Additional Information
September 30, 2016 (Unaudited)

(ii)
The Investment Performance of the Funds and the Adviser. In this regard, the Board compared the performance of each Fund with the performance of its benchmark index, comparable funds with similar objectives and size managed by other investment advisers and comparable peer group indices. The Board also considered the consistency of the Adviser's management of the Funds with the Funds' investment objectives and policies. After reviewing the Funds' short-term and long-term investment performance, the Adviser's experience managing the Funds, the Adviser's historical investment performance and other factors, the Board concluded that the investment performance of each Fund and the Adviser was satisfactory

(iii)
The Costs of the Services to be Provided and Profits to be Realized by the Adviser and its Affiliates from the Relationship with the Funds. In this regard, the Board considered the Adviser's staffing, personnel and methods of operating; the Adviser's compliance policies and procedures; the financial condition of the Adviser and the level of commitment to the Funds and the Adviser by the principals of the Adviser; the asset levels of the Funds; and the overall fees and expenses of the Funds. The Board also considered the Adviser's past and future expected profitability with respect to the Funds. The Board then reviewed the fees and expenses of each Fund, and compared them to other funds similar in terms of the type of fund, the style of investment management, the size of the fund and the nature of the fund's investment strategy, among other factors. Specifically, the Board determined that each Fund's net expense ratio was lower than some of its comparable funds and higher than others. The Board also considered the recent decrease in the total net operating expenses which had been achieved by the Adviser lowering its operating service fees and expense cap and how these fees compared to the fees charged by the Adviser to its other accounts. Following these comparisons and considerations and upon further discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by each Fund under the Agreements are appropriate and within the range of what would have been negotiated at arm's length.

(iv)
The Extent to Which Economies of Scale Would be Realized as the Funds Grow and Whether Advisory Fee Levels Reflect These Economies of Scale for the Benefit of the Funds' Investors. Following discussion of the Funds' asset levels, expectations for growth, levels of fees and past adjustments to expense limitation agreements, the Board determined that each Fund's fee arrangement was appropriate and within the range of what would have been negotiated at arm's length, and that each Fund's overall fee structure provided for savings and protection for shareholders at lower asset levels.

Semi-Annual Report I September 30, 2016	43

Additional Information
September 30, 2016 (Unaudited)

5. TRUSTEES AND OFFICERS

The business affairs of the Funds are managed under the direction of the Funds' Board of Trustees in accordance with the laws of the State of Massachusetts. Information pertaining to the Trustees and Officers of the Funds are set forth below. Trustees who are not deemed to be "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), are referred to as "Independent Trustees." Trustees who are deemed to be interested persons of the Trust as defined in the 1940 Act are referred to as "Interested Trustees". The Funds' Statement of Additional Information includes additional information about the trustees and is available upon request by calling toll-free 1-888-813-8637.
INTERESTED TRUSTEES
Name, Address and Year of Birth	Position with the Trust, Term of Office and Tenure	Number of Funds in Complex Overseen by Trustee	Principal Occupation(s) during past 5 years	Other Trusteeships/Directorships by Trustee
Thomas E. Quinn The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309 Born: 1945	Trustee, President, Chief Financial Officer, and Treasurer since 1992	3	Chief Executive Officer, CornerCap Investment Counsel; President, Church Investment Group (non-profit) 2013-present.	None

INDEPENDENT TRUSTEES
Name, Address* and Year of Birth	Position with the Trust, Term of Office and Tenure	Number of Funds in Complex Overseen by Trustee	Principal Occupation(s) during past 5 years	Other Trusteeships/Directorships by Trustee
Richard L. Boger Born: 1946	Trustee since 1992	3
President & CEO, Lex-Tek International, Inc. (a financial services and software consulting company), (1991-present); Managing Trustee, Boger-Owen FNON (2012-present); Business Manager, Owen Holdings, LLLP (2003-2013); Heathland Holdings, LLLP (2004-present); and General Partner, Shawnee Meadow Holdings, LLLP (2004-present) (real estate and related companies).
				Director, Gray Television, Inc. since 1991.
Laurin M. McSwain Born: 1951	Trustee since 1994	3	Attorney, Letkoff, Duncan, Grimes, McSwain & Hass, (2003-present).	None
Leslie W. Gates Born: 1955	Trustee since 2006	3	Retired, 2005. Partner, Williams Benater & Libby, LLP (CPA firm) (1989-2004).	None
G. Harry Durity Born: 1946	Trustee 1992-2004, since 2010	3	Director, Overland Solutions, Inc. (Private Company) since January 2009; Senior Advisor, Consultant, New Mountain Capital, LLC since May 2005.	Former Director, National Medical Health Card; Former Director, WebSite Pros, Inc.; Director Alexander Mann Solutions (since January 2014) (Private Company)
*All Independent Trustees can be contacted via the Funds at:
Three Canal Plaza, Suite 600, Portland, ME 04101.

44	www.cornercapfunds.com

Additional Information
September 30, 2016 (Unaudited)

OFFICERS
Name, Address and Year of Birth	Position with the Trust, Term of Office and Tenure	Number of Funds in Complex Overseen by Trustee	Principal Occupation(s) during past 5 years	Other Trusteeships/Directorships by Trustee
Richard T. Bean The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309 Born: 1962	Vice President of the Funds since 1996	N/A	Vice President of the Funds and Portfolio Manager, CornerCap Investment Counsel.	N/A
John A. Hackney The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309 Born: 1966	Chief Compliance Officer since 2004 and Secretary of the Funds since 1999	N/A	Chief Compliance Officer, CornerCap Investment Counsel.	Chief Compliance Officer, Church Investment Group (non-profit)
Gene A. Hoots The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309 Born: 1939	Vice President of the Funds since 1992	N/A	Vice President of the Funds and Chairman Emeritus of CornerCap Investment Counsel.	N/A

Semi-Annual Report I September 30, 2016	45

CORNERCAP®
GROUP OF FUNDS

www.cornercapfunds.com

888-813-8637

Foreside Fund Services, LLC, distributor.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds' risks, objectives, fees and expenses, experience of their management and other information.

232-SAR-0916

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)	Included as part of the report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
Note applicable.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant's internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibits filed herewith).

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant CornerCap Group of Funds

By  /s/ Thomas E. Quinn
   Thomas E. Quinn
            President

Date November 14, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By  /s/ Thomas E. Quinn
   Thomas E. Quinn
            President (Principal Executive Officer) and Treasurer (Principal Financial Officer)

Date November 14, 2016